Net Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share
The following table sets forth the computation of basic and diluted net loss per share (in thousands, except share and per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Numerator:
Net loss	$(7,995)	$(3,312)	$(18,219)	$(10,043)

Denominator:
Weighted-average shares of common stock outstanding	10,258,463	10,245,074	10,249,586	10,245,074

Net loss per common share - basic and diluted	$(0.78)	$(0.32)	$(1.78)	$(0.98)

The following table sets forth the computation of basic and diluted net loss per share (in thousands, except share and per share data):

	Year Ended December 31,
	2020	2019
Numerator:
Net loss	$(13,889)	$(14,702)

Denominator:
Weighted-average shares of common stock outstanding	10,245,074	10,223,375

Net loss per common share - basic and diluted	$(1.36)	$(1.44)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following
outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have had an anti-dilutive effect:

	As of September 30,
	2021	2020
	(Unaudited)	(Unaudited)
Redeemable convertible preferred stock	36,064,095	29,496,153
Options to purchase common stock	3,697,392	1,061,979

Total	39,761,487	30,558,132

The following
outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2020	2019
Redeemable convertible preferred stock	29,496,153	29,496,153
Options to purchase common stock	1,157,796	903,700

Total	30,653,949	30,399,853